Financial asset measured at FVTPL (Details) - Investment - The Flowr Corporation	6 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 CAD ($) shares
Disclosure of fair value measurement of assets [line items]
Number of common shares purchased in acquisition	14,285,714	14,285,714
Consideration of purchase of investment	$ 801,160	$ 1,000,000